TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
State VAT (ICMS)	[1]	R$ 2,321,798	R$ 1,980,977
PIS and COFINS		558,973	517,616
Withholding taxes and contributions	[2]	334,941	326,802
Fistel, INSS, ISS and other taxes		90,806	87,043
Total		3,306,518	2,912,438
Current		2,687,600	2,306,093
Non-current		618,918	606,345
Deferred tax credits from acquisition of property and equipment		R$ 568,579	R$ 563,895

[1]	Includes ICMS credits from the acquisition of property and equipment (available to offset in 48 months); requests for refund of ICMS paid on invoices that were subsequently cancelled; for the rendering of services; tax substitution; and tax rate difference; among others. Non-current consolidated amounts include credits arising from the acquisition of property and equipment of R$568,579 and R$563,895 on December 31, 2025 and 2024 , respectively.
[2]	Withholding income tax ("IRRF") credits on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.